Schedule of Income Tax Reconciliation Income Tax Net Expenses (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss for the year	$ (3,926,298)	$ (2,457,835)	$ (2,330,354)	$ (622,741)	$ (497,578)	$ (199,329)	$ (8,714,487)	$ (1,319,648)	$ (3,746,138)	$ (1,542,906)
Income tax (recovery) at statutory rate									(786,700)
State income tax expense, net of federal tax effect									(131,100)
Permanent difference and other
Change in valuation allowance									917,800
Income tax expense per books